Matthews Japan Fund	March 31, 2023

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 98.4%

	Shares	Value

CONSUMER DISCRETIONARY: 20.8%
Specialty Retail: 5.6%
Nitori Holdings Co., Ltd.	105,000	$12,680,001
Fast Retailing Co., Ltd.	54,900	12,018,298
Hikari Tsushin, Inc.	83,000	11,663,704

		36,362,003

Household Durables: 4.8%
Sony Group Corp.	345,400	31,460,200

Leisure Products: 2.8%
Bandai Namco Holdings, Inc.	452,400	9,753,356
Sega Sammy Holdings, Inc.	430,900	8,190,409

		17,943,765

Textiles, Apparel & Luxury Goods: 2.6%
Asics Corp.	602,100	17,150,480

Automobile Components: 2.6%
Denso Corp.	302,000	17,047,130

Automobiles: 1.4%
Suzuki Motor Corp.	248,500	9,049,728

Hotels, Restaurants & Leisure: 1.0%
Kyoritsu Maintenance Co., Ltd.	161,400	6,526,653

Total Consumer Discretionary		135,539,959

INFORMATION TECHNOLOGY: 17.3%
IT Services: 6.3%
OBIC Co., Ltd.	103,300	16,362,053
Nomura Research Institute, Ltd.	508,900	11,902,009
SHIFT, Inc.[b]	54,300	9,712,199
Simplex Holdings, Inc.	182,800	3,383,756

		41,360,017

Electronic Equipment, Instruments & Components: 5.5%
Keyence Corp.	61,900	30,337,733
Taiyo Yuden Co., Ltd.	170,000	5,732,153

		36,069,886

Semiconductors & Semiconductor Equipment: 3.6%
Renesas Electronics Corp.[b]	1,368,100	19,811,200
Lasertec Corp.	20,600	3,660,197

		23,471,397

Software: 1.0%
Appier Group, Inc.[b]	481,700	6,177,925

Technology Hardware, Storage & Peripherals: 0.9%
FUJIFILM Holdings Corp.	111,200	5,644,844

Total Information Technology		112,724,069

INDUSTRIALS: 16.4%
Industrial Conglomerates: 3.6%
Hitachi, Ltd.	433,700	23,836,451

Machinery: 3.5%
Miura Co., Ltd.	424,600	10,889,767

	Shares	Value

NTN Corp.	2,334,100	$5,956,138
IHI Corp.	231,500	5,815,093

		22,660,998

Trading Companies & Distributors: 2.9%
ITOCHU Corp.	575,700	18,748,505

Construction & Engineering: 1.9%
JGC Holdings Corp.	530,500	6,593,094
Taisei Corp.	180,500	5,584,466

		12,177,560

Building Products: 1.8%
Daikin Industries, Ltd.	64,500	11,571,723

Professional Services: 1.5%
SMS Co., Ltd.	391,800	9,528,765

Commercial Services & Supplies: 1.2%
TOPPAN, Inc.	403,400	8,129,453

Total Industrials		106,653,455

HEALTH CARE: 13.4%
Health Care Equipment & Supplies: 6.7%
Hoya Corp.	201,100	22,224,031
Olympus Corp.	882,000	15,490,358
Asahi Intecc Co., Ltd.	318,500	5,627,340

		43,341,729

Pharmaceuticals: 6.0%
Daiichi Sankyo Co., Ltd.	621,600	22,674,505
Takeda Pharmaceutical Co., Ltd.	509,500	16,733,796

		39,408,301

Health Care Providers & Services: 0.7%
Amvis Holdings, Inc.	209,900	4,887,960

Total Health Care		87,637,990

FINANCIALS: 10.9%
Financial Services: 4.0%
ORIX Corp.	1,011,100	16,671,034
eGuarantee, Inc.	586,100	9,645,432

		26,316,466

Banks: 3.5%
Sumitomo Mitsui Financial Group, Inc.	447,900	17,923,872
Mitsubishi UFJ Financial Group, Inc.	730,400	4,680,891

		22,604,763

Insurance: 3.4%
Tokio Marine Holdings, Inc.	1,146,600	22,066,268

Total Financials		70,987,497

COMMUNICATION SERVICES: 7.3%
Entertainment: 3.7%
Capcom Co., Ltd.	370,200	13,249,682
Toho Co., Ltd.	288,200	11,049,300

		24,298,982

matthewsasia.com | 800.789.ASIA	1

Matthews Japan Fund	March 31, 2023

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

Diversified Telecommunication Services: 3.1%
Nippon Telegraph & Telephone Corp.	671,500	$20,066,260

Wireless Telecommunication Services: 0.5%
SoftBank Group Corp.	83,500	3,282,679

Total Communication Services		47,647,921

CONSUMER STAPLES: 6.9%
Food Products: 5.1%
Ajinomoto Co., Inc.	638,200	22,201,619
Nissin Foods Holdings Co., Ltd.	122,400	11,192,231

		33,393,850

Household Products: 1.8%
Unicharm Corp.	274,100	11,267,086

Total Consumer Staples		44,660,936

MATERIALS: 4.6%
Chemicals: 4.6%
Shin-Etsu Chemical Co., Ltd.	932,500	30,269,927

Total Materials		30,269,927

	Shares	Value

REAL ESTATE: 0.8%
Real Estate Management & Development: 0.8%
TKP Corp.[b]	241,900	$5,244,322

Total Real Estate		5,244,322

TOTAL INVESTMENTS: 98.4%		641,366,076

(Cost $590,140,251)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 1.6%		10,205,845

NET ASSETS: 100.0%		$651,571,921

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS